Loan receivable - Loans provided to Castcrown Ltd (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023
Disclosure of associates [line items]
Additional amortized cost loans		$ 226		$ 1,172
Loans to corporate entities
Disclosure of associates [line items]
Financial assets		226		1,490	$ 148
Castcrown Ltd
Disclosure of associates [line items]
Corporate debt instruments held			$ 9,400
Loans and Advances, Interest Rate			7.00%
Fair value of remaining undrawn commitments.		0
Additional amortized cost loans		6,199
Castcrown Ltd | Accumulated impairment [member]
Disclosure of associates [line items]
Financial assets		$ (1,404)
Castcrown Ltd | Maximum
Disclosure of associates [line items]
Loans and Advances, Interest Rate		15.00%
Castcrown Ltd | Minimum
Disclosure of associates [line items]
Loans and Advances, Interest Rate		12.00%
Castcrown Ltd | Non-convertible secure loan [member]
Disclosure of associates [line items]
Loans and Advances, Interest Rate	10.00%
Financial assets	$ 7,836			309
Notional amount	$ 10,224
Castcrown Ltd | Non-convertible secure loan [member] | Accumulated impairment [member]
Disclosure of associates [line items]
Financial assets				$ (8,027)